Acquisitions (Details 5) - USD ($)	May 31, 2018	Feb. 28, 2018	Jul. 02, 2017	Feb. 28, 2017
Common stock, value	$ 1,257,493	$ 845,098		$ 526,060
Total Purchase Price		$ 67,500
Comencia, Inc. Acquisition [Member]
Common stock, value			$ 750,000
Total Purchase Price			$ 750,000